                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _________                                        [ ]

Post-Effective Amendment No. 2 (File No. 333-139764)                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 30 (File No. 811-07511)                                        [X]

                        (Check appropriate box or boxes)

               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
                               (Name of Depositor)

       20 Madison Avenue Extension, Albany NY                            12203
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X]  on Aug. 6, 2007 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.


     The prospectuses for:

          RiverSource(R) Endeavor Select Variable Annuity
          RiverSource(R) Innovations Select Variable Annuity
          RiverSource(R) Innovations Variable Annuity

     filed electronically as Part A to Post-Effective Amendment No. 1 to Registration Statement No. 333-139764 on or about April 26, 2007 are incorporated by reference.



                         SUPPLEMENT DATED AUG. 6, 2007*

                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY          45313 K

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective August 6, 2007, the Guaranteed Withdrawal Benefit for Life(SM) rider is no longer available for purchase, and two new optional living benefit riders, the SecureSource(SM) riders, become available for purchase. Additionally, certain limitations on contract administrative charge deductions are removed. Prospectus information is changing as follows:

1) LANGUAGE IN THE EXPENSE SUMMARY -- OTHER ANNUAL EXPENSES -- OPTIONAL LIVING BENEFITS CURRENTLY OFFERED SECTION IS REMOVED AND REPLACED WITH:

If eligible, you may select one of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model portfolio. The fees apply only if you elect one of these benefits.

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                  MAXIMUM: 1.75%    CURRENT: 0.55%

(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

SECURESOURCE(SM) -- SINGLE LIFE RIDER FEE                     MAXIMUM: 1.50%    CURRENT: 0.65%
SECURESOURCE(SM) -- JOINT LIFE RIDER FEE                      MAXIMUM: 1.50%    CURRENT: 0.65%

(Charged annually on the contract anniversary as a percentage of the contract value or the total remaining benefit amount, whichever is greater.)

2) LANGUAGE IN THE EXPENSE SUMMARY -- OTHER ANNUAL EXPENSES -- OPTIONAL LIVING BENEFITS PREVIOUSLY OFFERED SECTION IS REMOVED AND REPLACED WITH:

The following optional living benefits, except as noted, are no longer available for purchase. The fees apply only if you elected one of these benefits when you purchased your contract. Each optional living benefit requires the use of an asset allocation model portfolio.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER FEE           MAXIMUM: 1.50%    CURRENT: 0.65%

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE                    MAXIMUM: 1.50%    CURRENT: 0.55%

(As a percentage of contract value charged annually on the contract anniversary.)

INCOME ASSURER BENEFIT(SM) -- MAV RIDER FEE                   MAXIMUM: 1.50%    CURRENT: 0.30%
INCOME ASSURER BENEFIT(SM) -- 5% ACCUMULATION BENEFIT BASE    MAXIMUM: 1.75%    CURRENT: 0.60%
  RIDER FEE
INCOME ASSURER BENEFIT(SM) -- GREATER OF MAV OR 5%            MAXIMUM: 2.00%    CURRENT: 0.65%
  ACCUMULATION BENEFIT BASE RIDER FEE

(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

3) LANGUAGE IN THE THIRD PARAGRAPH OF THE BUYING YOUR CONTRACT SECTION IS REMOVED AND REPLACED WITH:

ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):

- Accumulation Protector Benefit(SM) rider

- SecureSource(SM) -- Single Life rider

- SecureSource(SM) -- Joint Life rider

4) THE FOLLOWING IS ADDED TO THE BUYING YOUR CONTRACT -- BENEFICIARY SECTION:

If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

5) THE FOLLOWING IS ADDED TO THE BUYING YOUR CONTRACT -- PURCHASE PAYMENTS
   SECTION:

We may also restrict cumulative additional purchase payments to $100,000 for contracts with a SecureSource(SM) rider.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45313-10 A (8/07)

* Valid until next prospectus update
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               RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   1

6) LANGUAGE IN THE FIRST PARAGRAPH UNDER THE CHARGES -- ALL
   CONTRACTS -- CONTRACT ADMINISTRATIVE CHARGE SECTION IS REMOVED AND REPLACED WITH THE FOLLOWING:

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value (1) .

(1) For contracts purchased prior to Aug. 6, 2007, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in the contract year. In no instance will the charge from the fixed account exceed $30 in any contract year.

7) LANGUAGE IN THE SECOND, THIRD AND FOURTH PARAGRAPHS UNDER THE CHARGES -- ALL CONTRACTS -- WITHDRAWAL CHARGE SECTION IS REMOVED AND REPLACED WITH:

You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes a SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider:

CONTRACTS WITHOUT SECURESOURCE(SM) RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary (1); or

- current contract earnings.

CONTRACTS WITH SECURESOURCE(SM) RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary (1);

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.

8) LANGUAGE IN THE THIRD BULLET UNDER THE CHARGES -- ALL CONTRACTS -- WITHDRAWAL CHARGE -- WAIVER OF WITHDRAWAL CHARGES SECTION IS REMOVED AND REPLACED WITH:

- if you elected a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

9) THE FOLLOWING IS ADDED UNDER THE CHARGES -- OPTIONAL LIVING BENEFITS CURRENTLY OFFERED SECTION:

SECURESOURCE(SM) RIDER FEE

We charge an annual fee of 0.65% based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The rider fee is the same whether you select the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider.

We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect a SecureSource(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource(SM) rider charge will not exceed a maximum charge of 1.50%.

--------------------------------------------------------------------------------
  2  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT

We will not change the SecureSource(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource(SM) rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

10) LANGUAGE IN THE VALUING YOUR INVESTMENT -- THE FIXED ACCOUNT SECTION IS REMOVED AND REPLACED WITH:

THE FIXED ACCOUNT

THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments and any purchase payment credits allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

   - Accumulation Protector Benefit(SM) rider;

   - SecureSource(SM) rider;

   - Guarantor Withdrawal Benefit for Life(SM) rider;

   - Guarantor(SM) Withdrawal Benefit rider;

   - Income Assurer Benefit(SM) rider;

11) LANGUAGE IN THE VALUING YOUR INVESTMENT -- SUBACCOUNTS -- FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS SECTION IS REMOVED AND REPLACED WITH:

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

   - Accumulation Protector Benefit(SM) rider;

   - SecureSource(SM) rider;

   - Guarantor Withdrawal Benefit for Life(SM) rider;

   - Guarantor(SM) Withdrawal Benefit rider; or

   - Income Assurer Benefit(SM) rider.
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               RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   3

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

12) THE FOLLOWING IS ADDED UNDER THE MAKING THE MOST OF YOUR
    CONTRACT -- PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM SECTION:

You are required to participate in the PN program if your contract includes an optional SecureSource(SM) rider. The SecureSource(SM) riders require that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate a SecureSource(SM) rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT. If your contract does not include a SecureSource(SM) rider, you may elect to participate in the PN program at no additional charge.

13) THE FOLLOWING IS ADDED UNDER THE WITHDRAWALS SECTION:

If you have elected a SecureSource(SM) rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the rider, your benefits under the rider may be reduced (see "Optional Benefits").

14) THE FOLLOWING IS ADDED UNDER THE WITHDRAWALS -- WITHDRAWAL POLICIES SECTION:

If you elected a SecureSource(SM) rider, you do not have the option to request from which account to withdraw.

15) THE FOLLOWING IS ADDED UNDER THE CHANGING OWNERSHIP SECTION:

The SecureSource(SM) - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The SecureSource(SM) - Single Life rider will continue upon transfer of ownership of your annuity contract.

16) THE FOLLOWING IS ADDED UNDER THE BENEFITS IN CASE OF DEATH -- IF YOU DIE BEFORE YOUR RETIREMENT DATE -- NONQUALIFIED ANNUITIES SECTION:

If your spouse is the sole beneficiary and you die before the retirement date, the SecureSource(SM) - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The
SecureSource(SM) - Single Life rider, if selected, will continue. (See "Optional Benefits").

Additionally, if your beneficiary is not your spouse, the optional SecureSource(SM) riders, if one is selected, will terminate.

17) THE FOLLOWING IS ADDED UNDER THE BENEFITS IN CASE OF DEATH -- IF YOU DIE BEFORE YOUR RETIREMENT DATE -- QUALIFIED ANNUITIES -- SPOUSE BENEFICIARY
    SECTION:

The SecureSource(SM) - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The
SecureSource(SM) - Single Life rider, if selected, will continue. (See "Optional Benefits").

--------------------------------------------------------------------------------
  4  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT

18) THE FOLLOWING IS ADDED UNDER THE BENEFITS IN CASE OF DEATH -- IF YOU DIE BEFORE YOUR RETIREMENT DATE -- QUALIFIED ANNUITIES -- NON-SPOUSE BENEFICIARY SECTION:

Additionally, the optional SecureSource(SM) riders, if one is selected, will terminate.

19) THE FOLLOWING IS ADDED UNDER THE OPTIONAL BENEFITS -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER SECTION:

The Accumulation Protector Benefit(SM) may not be purchased with an optional SecureSource(SM) rider.

20) THE FOLLOWING SECTION IS ADDED UNDER THE OPTIONAL BENEFITS -- CURRENTLY OFFERED SECTION:

SECURESOURCE(SM) RIDERS

There are two optional SecureSource(SM) riders available under your contract:

- SecureSource(SM) - Single Life; or

- SecureSource(SM) - Joint Life.

The information in this section applies to both SecureSource(SM) riders, unless otherwise noted.

The SecureSource(SM) - Single Life rider covers one person. The
SecureSource(SM) - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource(SM) rider is an optional benefit that you may select for an additional annual charge if (1):

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

(1) The SecureSource(SM) rider is not available under an inherited qualified annuity.

The SecureSource(SM) rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The SecureSource(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting Period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

    - SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

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               RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   5

    - JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

      Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only: Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource(SM) rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource(SM) rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

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  6  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

     (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

     (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

     JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

     (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

     (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

     Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and one-year fixed account (if included) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the lesser of its current value or the contract value; and

  (b) the total RBA will be reset to the lesser of its current value or the contract value; and

  (c) the ALP, if established, will be reset to the lesser of its current value or:

     - SINGLE LIFE: 6%;

     - JOINT LIFE: 5.5%,

     of the contract value; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

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               RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   7
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  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

  You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider. If you elect the SecureSource(SM) rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource(SM) rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource(SM) - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource(SM) - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit requires that the surviving covered spouse continue the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. Ownerships that include anyone other than the original two spouses or their revocable trust(s) will not be allowed. In general, a spouse who is not a joint owner must be named as the sole primary beneficiary at contract issue. The annuitant must also be an owner. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. No other trust ownerships are allowed.

  If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative additional purchase payments to $100,000.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix L for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, a SecureSource(SM) rider may be of limited value to you.

KEY TERMS AND PROVISIONS OF THE SECURESOURCE(SM) RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.
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  8  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT
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GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

   (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

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               RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   9

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the GBP remains unchanged.

   (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

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  10  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT
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SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):

- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is:

- SINGLE LIFE: $300,000;

- JOINT LIFE: $275,000.

Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- SINGLE LIFE: The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

   (a) the rider effective date if the younger covered spouse has already reached age 68.

   (b) the rider anniversary following the date the younger covered spouse reaches age 68.

   (c) upon the first death of a covered spouse, then

     (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

     (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

     (3) the rider anniversary following the date the surviving covered spouse reaches age 68.

   (d) Following dissolution of marriage of the covered spouses,

     (1) the date we receive written request if the covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

     (2) the rider anniversary following the date the covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the amount of the purchase payment.

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              RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   11

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

(a) less than or equal to the RALP -- the ALP remains unchanged.

(b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

     - SINGLE LIFE: 6%;

     - JOINT LIFE: 5.5%,

     of purchase payments.

   (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

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  12  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT
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REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

   (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

   - SINGLE LIFE: 6%;

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              RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   13

   - JOINT LIFE: 5.5%,

  of the contract value on the step up date.

- The RALP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

   (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource(SM) - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; the covered person will be redetermined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource(SM) - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

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  14  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT

   (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

   - SINGLE LIFE: covered person;

   - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource(SM) rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

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              RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   15

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

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  16  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The SecureSource(SM) rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or

   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

21) LANGUAGE IN THE ANNUITY PAYOUT PERIOD -- ANNUITY PAYOUT PLANS -- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDERS) IS REMOVED AND REPLACED WITH:

- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH A SECURESOURCE(SM) RIDER, THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource(SM) Riders", "Optional
  Benefits -- Guarantor Withdrawal Benefit for Life Rider(SM) or "Appendix H:
  Guarantor(SM) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

22) LANGUAGE IN THE FIRST PARAGRAPH OF THE TAXES -- NONQUALIFIED
    ANNUITIES -- WITHDRAWALS SECTION IS REMOVED AND REPLACED WITH:

WITHDRAWALS: If you withdraw part of your nonqualified contract before your annuity payouts begin, including withdrawals under a SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract.

23) LANGUAGE IN THE FIRST PARAGRAPH OF THE TAXES -- NONQUALIFIED
    ANNUITIES -- WITHHOLDING SECTION IS REMOVED AND REPLACED WITH:

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under a SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor Withdrawal Benefit(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

24) LANGUAGE IN THE FIRST PARAGRAPH OF THE TAXES -- QUALIFIED
    ANNUITIES -- WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS SECTION IS REMOVED AND REPLACED WITH:

WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under a SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) or the Guarantor(SM) Withdrawal Benefit rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
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              RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   17

25) LANGUAGE IN THE FIRST PARAGRAPH OF THE TAXES -- QUALIFIED
    ANNUITIES -- SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM)
    SECTION IS REMOVED AND REPLACED WITH:

SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), A SECURESOURCE(SM) RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM:)As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

26) LANGUAGE IN ITEM 1 UNDER APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES IS REMOVED AND REPLACED WITH:

1. First, in each contract year, we withdraw amounts totaling:

   - up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor(SM) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

   - up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

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  18  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT

27) THE FOLLOWING APPENDIX SECTIONS ARE ADDED:

APPENDIX K: EXAMPLE -- SECURESOURCE(SM) RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

                                                    HYPOTHETICAL
CONTRACT                                              ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                 PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                 PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                           0         5,000          92,000       100,000      95,000     7,000     2,000
 1                             0             0          90,000        90,000(1)   90,000(1)  6,300     6,300
 2                             0             0          81,000        90,000      90,000     6,300     6,300
 5                             0             0          75,000        90,000      90,000     6,300     6,300
 5.5                           0         5,400          70,000        90,000      84,600     6,300       900
 6                             0             0          69,000        90,000      84,600     6,300     6,300
 6.5                           0         6,300          62,000        90,000      78,300     6,300         0
 7                             0             0          64,000        90,000      78,300     6,300     6,300
 7.5                           0        10,000          51,000        51,000(4)   51,000(4)  3,570         0
 8                             0             0          55,000        55,000      55,000     3,850     3,850


CONTRACT                 LIFETIME WITHDRAWAL BENEFIT
DURATION                 ---------------------------
IN YEARS                  ALP           RALP
 At Issue                $  N/A        $  N/A
 0.5                        N/A           N/A
 1                          N/A           N/A
 2                          N/A           N/A
 5                        5,400(2)      5,400(2)
 5.5                      5,400             0
 6                        5,400         5,400
 6.5                      3,720(3)          0
 7                        3,840         3,840
 7.5                      3,060(4)          0
 8                        3,300         3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the Covered Person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

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              RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   19

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.

                                                     HYPOTHETICAL
CONTRACT                                               ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 1                              0             0         105,000       105,000     105,000     7,350     7,000(1)
 2                              0             0         110,000       110,000     110,000     7,700     7,000(1)
 3                              0             0         110,000       110,000     110,000     7,700     7,700(2)
 3.5                            0         6,600         110,000       110,000     103,400     7,700     1,100
 4                              0             0         115,000       115,000     115,000     8,050     8,050
 4.5                            0         8,050         116,000       115,000     106,950     8,050         0
 5                              0             0         120,000       120,000     120,000     8,400     8,400
 5.5                            0        10,000         122,000       120,000(4)  110,000(4)  8,400         0
 6                              0             0         125,000       125,000     125,000     8,750     8,750
 6.5                            0             0         110,000       125,000     125,000     8,750     8,750
 7                              0             0         105,000       125,000     125,000     8,750     8,750


CONTRACT                  LIFETIME WITHDRAWAL BENEFIT
DURATION                  ---------------------------
IN YEARS                   ALP           RALP
 At Issue                 $6,000        $6,000
 1                         6,300         6,000(1)
 2                         6,600         6,000(1)
 3                         6,600         6,600(2)
 3.5                       6,600             0
 4                         6,900         6,900
 4.5                       6,900(3)          0
 5                         7,200         7,200
 5.5                       7,200(4)          0
 6                         7,500         7,500
 6.5                       6,600(5)      6,600(5)
 7                         6,600         6,600

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.

--------------------------------------------------------------------------------
  20  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                                    HYPOTHETICAL
CONTRACT                                              ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                 PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                 PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                           0         5,000          92,000       100,000      95,000     7,000     2,000
 1                             0             0          90,000        90,000(1)   90,000(1)  6,300     6,300
 2                             0             0          81,000        90,000      90,000     6,300     6,300
 6                             0             0          75,000        90,000      90,000     6,300     6,300
 6.5                           0         4,950          70,000        90,000      85,050     6,300     1,350
 7                             0             0          69,000        90,000      85,050     6,300     6,300
 7.5                           0         6,300          62,000        90,000      78,750     6,300         0
 8                             0             0          64,000        90,000      78,750     6,300     6,300
 8.5                           0        10,000          51,000        51,000(4)   51,000(4)  3,570         0
 9                             0             0          55,000        55,000      55,000     3,850     3,850
 9.5                           0             0          54,000        55,000      55,000     3,850     3,850
 10                            0             0          52,000        55,000      55,000     3,850     3,850


CONTRACT                 LIFETIME WITHDRAWAL BENEFIT
DURATION                 ---------------------------
IN YEARS                  ALP           RALP
 At Issue                $  N/A        $  N/A
 0.5                        N/A           N/A
 1                          N/A           N/A
 2                          N/A           N/A
 6                        4,950(2)      4,950(2)
 6.5                      4,950             0
 7                        4,950         4,950
 7.5                      3,410(3)          0
 8                        3,520         3,520
 8.5                      2,805(4)          0
 9                        3,025         3,025
 9.5                      3,025         3,025
 10                       3,025         3,025

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.

--------------------------------------------------------------------------------
              RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   21

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                                     HYPOTHETICAL
                                                       ASSUMED               BASIC WITHDRAWAL BENEFIT
CONTRACT                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
DURATION                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 1                              0             0         105,000       105,000     105,000     7,350     7,000(1)
 2                              0             0         110,000       110,000     110,000     7,700     7,000(1)
 3                              0             0         110,000       110,000     110,000     7,700     7,700(2)
 3.5                            0         6,050         110,000       110,000     103,950     7,700     1,650
 4                              0             0         115,000       115,000     115,000     8,050     8,050
 4.5                            0         8,050         116,000       115,000     106,950     8,050         0
 5                              0             0         120,000       120,000     120,000     8,400     8,400
 5.5                            0        10,000         122,000       120,000(4)  110,000(4)  8,400         0
 6                              0             0         125,000       125,000     125,000     8,750     8,750
 6.5                            0             0         110,000       125,000     125,000     8,750     8,750
 7                              0             0         105,000       125,000     125,000     8,750     8,750


                          LIFETIME WITHDRAWAL BENEFIT
CONTRACT                  ---------------------------
DURATION                   ALP           RALP
 At issue                 $5,500        $5,500
 1                         5,775         5,500(1)
 2                         6,050         5,500(1)
 3                         6,050         6,050(2)
 3.5                       6,050             0
 4                         6,325         6,325
 4.5                       6,325(3)          0
 5                         6,600         6,600
 5.5                       6,600(4)          0
 6                         6,875         6,875
 6.5                       6,875         6,875
 7                         6,875         6,875

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.

--------------------------------------------------------------------------------
  22  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT

APPENDIX L: SECURESOURCE(SM) RIDERS -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under a SecureSource(SM) rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.

For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource()(SM) rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1) determined by us each calendar year;

(2) based solely on the value of the contract to which the SecureSource(SM) rider is attached as of the date we make the determination;

(3) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

     1. an individual retirement annuity (Section 408(b));

     2. a Roth individual retirement account (Section 408A);

     3. a Simplified Employee Pension plan (Section 408(k));

     4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your SecureSource(SM) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

--------------------------------------------------------------------------------
              RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- SUPPLEMENT   23

                         SUPPLEMENT DATED AUG. 6, 2007*

                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY             273480 J

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective August 6, 2007, the Guaranteed Withdrawal Benefit for Life(SM) rider is no longer available for purchase, and two new optional living benefit riders, the SecureSource(SM) riders, become available for purchase. Additionally, certain limitations on contract administrative charge deductions are removed. Prospectus information is changing as follows:

1) LANGUAGE IN THE EXPENSE SUMMARY -- OTHER ANNUAL EXPENSES -- OPTIONAL LIVING BENEFITS CURRENTLY OFFERED SECTION IS REMOVED AND REPLACED WITH:

If eligible, you may select one of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model portfolio. The fees apply only if you elect one of these benefits.

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                  MAXIMUM: 1.75%    CURRENT: 0.55%

(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

SECURESOURCE(SM) -- SINGLE LIFE RIDER FEE                     MAXIMUM: 1.50%    CURRENT: 0.65%
SECURESOURCE(SM) -- JOINT LIFE RIDER FEE                      MAXIMUM: 1.50%    CURRENT: 0.65%

(Charged annually on the contract anniversary as a percentage of the contract value or the total remaining benefit amount, whichever is greater.)

2) LANGUAGE IN THE EXPENSE SUMMARY -- OTHER ANNUAL EXPENSES -- OPTIONAL LIVING BENEFITS PREVIOUSLY OFFERED SECTION IS REMOVED AND REPLACED WITH:

The following optional living benefits, except as noted, are no longer available for purchase. The fees apply only if you elected one of these benefits when you purchased your contract. Each optional living benefit requires the use of an asset allocation model portfolio.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER FEE           MAXIMUM: 1.50%    CURRENT: 0.65%

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE                    MAXIMUM: 1.50%    CURRENT: 0.55%

(As a percentage of contract value charged annually on the contract anniversary.)

INCOME ASSURER BENEFIT(SM) -- MAV RIDER FEE                   MAXIMUM: 1.50%    CURRENT: 0.30%
INCOME ASSURER BENEFIT(SM) -- 5% ACCUMULATION BENEFIT BASE    MAXIMUM: 1.75%    CURRENT: 0.60%
  RIDER FEE
INCOME ASSURER BENEFIT(SM) -- GREATER OF MAV OR 5%            MAXIMUM: 2.00%    CURRENT: 0.65%
  ACCUMULATION BENEFIT BASE RIDER FEE

(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

3) LANGUAGE IN THE THIRD PARAGRAPH OF THE BUYING YOUR CONTRACT SECTION IS REMOVED AND REPLACED WITH:

ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):

- Accumulation Protector Benefit(SM) rider

- SecureSource(SM) -- Single Life rider

- SecureSource(SM) -- Joint Life rider

4) THE FOLLOWING IS ADDED TO THE BUYING YOUR CONTRACT -- BENEFICIARY SECTION:

If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

5) THE FOLLOWING IS ADDED TO THE BUYING YOUR CONTRACT -- PURCHASE PAYMENTS
   SECTION:

We may also restrict cumulative additional purchase payments to $100,000 for contracts with a SecureSource(SM) rider.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
273480-7 A (8/07)

* Valid until next prospectus update
--------------------------------------------------------------------------------
                  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   1

6) LANGUAGE IN THE FIRST PARAGRAPH UNDER THE CHARGES -- ALL
   CONTRACTS -- CONTRACT ADMINISTRATIVE CHARGE SECTION IS REMOVED AND REPLACED WITH THE FOLLOWING:

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value (1).

(1) For contracts purchased prior to Aug. 6, 2007, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in the contract year. In no instance will the charge from the fixed account exceed $30 in any contract year.

7) LANGUAGE IN THE SECOND, THIRD AND FOURTH PARAGRAPHS UNDER THE CHARGES -- ALL CONTRACTS -- WITHDRAWAL CHARGE SECTION IS REMOVED AND REPLACED WITH:

You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes a SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider:

CONTRACTS WITHOUT SECURESOURCE(SM) RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary (1); or

- current contract earnings.

CONTRACTS WITH SECURESOURCE(SM) RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary (1);

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.

8) LANGUAGE IN THE THIRD BULLET UNDER THE CHARGES -- ALL CONTRACTS -- WITHDRAWAL CHARGE -- WAIVER OF WITHDRAWAL CHARGES SECTION IS REMOVED AND REPLACED WITH:

- if you elected a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

9) THE FOLLOWING IS ADDED UNDER THE CHARGES -- OPTIONAL LIVING BENEFITS CURRENTLY OFFERED SECTION:

SECURESOURCE(SM) RIDER FEE

We charge an annual fee of 0.65% based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The rider fee is the same whether you select the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider.

We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect a SecureSource(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource(SM) rider charge will not exceed a maximum charge of 1.50%.

--------------------------------------------------------------------------------
  2  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT

We will not change the SecureSource(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource(SM) rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

10) LANGUAGE IN THE VALUING YOUR INVESTMENT -- THE FIXED ACCOUNT SECTION IS REMOVED AND REPLACED WITH:

THE FIXED ACCOUNT

THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments and any purchase payment credits allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

   - Accumulation Protector Benefit(SM) rider;

   - SecureSource(SM) rider;

   - Guarantor Withdrawal Benefit for Life(SM) rider;

   - Guarantor(SM) Withdrawal Benefit rider;

   - Income Assurer Benefit(SM) rider;

11) LANGUAGE IN THE VALUING YOUR INVESTMENT -- SUBACCOUNTS -- FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS SECTION IS REMOVED AND REPLACED WITH:

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

   - Accumulation Protector Benefit(SM) rider;

   - SecureSource(SM) rider;

   - Guarantor Withdrawal Benefit for Life(SM) rider;

   - Guarantor(SM) Withdrawal Benefit rider; or

   - Income Assurer Benefit(SM) rider.
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                  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   3
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Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

12) THE FOLLOWING IS ADDED UNDER THE MAKING THE MOST OF YOUR
    CONTRACT -- PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM SECTION:

You are required to participate in the PN program if your contract includes an optional SecureSource(SM) rider. The SecureSource(SM) riders require that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate a SecureSource(SM) rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT. If your contract does not include a SecureSource(SM) rider, you may elect to participate in the PN program at no additional charge.

13) THE FOLLOWING IS ADDED UNDER THE WITHDRAWALS SECTION:

If you have elected a SecureSource(SM) rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the rider, your benefits under the rider may be reduced (see "Optional Benefits").

14) THE FOLLOWING IS ADDED UNDER THE WITHDRAWALS -- WITHDRAWAL POLICIES SECTION:

If you elected a SecureSource(SM) rider, you do not have the option to request from which account to withdraw.

15) THE FOLLOWING IS ADDED UNDER THE CHANGING OWNERSHIP SECTION:

The SecureSource(SM) - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The SecureSource(SM) - Single Life rider will continue upon transfer of ownership of your annuity contract.

16) THE FOLLOWING IS ADDED UNDER THE BENEFITS IN CASE OF DEATH -- IF YOU DIE BEFORE YOUR RETIREMENT DATE -- NONQUALIFIED ANNUITIES SECTION:

If your spouse is the sole beneficiary and you die before the retirement date, the SecureSource(SM) - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The
SecureSource(SM) - Single Life rider, if selected, will continue. (See "Optional Benefits").

Additionally, if your beneficiary is not your spouse, the optional SecureSource(SM) riders, if one is selected, will terminate.

17) THE FOLLOWING IS ADDED UNDER THE BENEFITS IN CASE OF DEATH -- IF YOU DIE BEFORE YOUR RETIREMENT DATE -- QUALIFIED ANNUITIES -- SPOUSE BENEFICIARY
    SECTION:

The SecureSource(SM) - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The
SecureSource(SM) - Single Life rider, if selected, will continue. (See "Optional Benefits").

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18) THE FOLLOWING IS ADDED UNDER THE BENEFITS IN CASE OF DEATH -- IF YOU DIE
    BEFORE YOUR RETIREMENT DATE -- QUALIFIED ANNUITIES -- NON-SPOUSE BENEFICIARY SECTION:

Additionally, the optional SecureSource(SM) riders, if one is selected, will terminate.

19) THE FOLLOWING IS ADDED UNDER THE OPTIONAL BENEFITS -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER SECTION:

The Accumulation Protector Benefit(SM) may not be purchased with an optional SecureSource(SM) rider.

20) THE FOLLOWING SECTION IS ADDED UNDER THE OPTIONAL BENEFITS -- CURRENTLY OFFERED SECTION:

SECURESOURCE(SM) RIDERS

There are two optional SecureSource(SM) riders available under your contract:

- SecureSource(SM) - Single Life; or

- SecureSource(SM) - Joint Life.

The information in this section applies to both SecureSource(SM) riders, unless otherwise noted.

The SecureSource(SM) - Single Life rider covers one person. The
SecureSource(SM) - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource(SM) rider is an optional benefit that you may select for an additional annual charge if (1):

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

(1) The SecureSource(SM) rider is not available under an inherited qualified annuity.

The SecureSource(SM) rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The SecureSource(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting Period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

    - SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

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                  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   5
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    - JOINT LIFE: death of the last surviving covered spouse (see "At Death"
      heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

      Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only: Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource(SM) rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource(SM) rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

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  6  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT
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  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

     (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

     (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

     JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

     (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

     (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

     Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and one-year fixed account (if included) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the lesser of its current value or the contract value; and

  (b) the total RBA will be reset to the lesser of its current value or the contract value; and

  (c) the ALP, if established, will be reset to the lesser of its current value or:

     - SINGLE LIFE: 6%;

     - JOINT LIFE: 5.5%,

     of the contract value; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

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                  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   7
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  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

  You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider. If you elect the SecureSource(SM) rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource(SM) rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource(SM) - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource(SM) - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit requires that the surviving covered spouse continue the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. Ownerships that include anyone other than the original two spouses or their revocable trust(s) will not be allowed. In general, a spouse who is not a joint owner must be named as the sole primary beneficiary at contract issue. The annuitant must also be an owner. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. No other trust ownerships are allowed.

  If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative additional purchase payments to $100,000.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix L for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, a SecureSource(SM) rider may be of limited value to you.

KEY TERMS AND PROVISIONS OF THE SECURESOURCE(SM) RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.
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GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

   (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

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                  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   9
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1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the GBP remains unchanged.

   (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

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SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):

- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is:

- SINGLE LIFE: $300,000;

- JOINT LIFE: $275,000.

Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- SINGLE LIFE: The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

   (a) the rider effective date if the younger covered spouse has already reached age 68.

   (b) the rider anniversary following the date the younger covered spouse reaches age 68.

   (c) upon the first death of a covered spouse, then

     (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

     (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

     (3) the rider anniversary following the date the surviving covered spouse reaches age 68.

   (d) Following dissolution of marriage of the covered spouses,

     (1) the date we receive written request if the covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

     (2) the rider anniversary following the date the covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the amount of the purchase payment.

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                 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   11
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- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up"
  headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

(a) less than or equal to the RALP -- the ALP remains unchanged.

(b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

     - SINGLE LIFE: 6%;

     - JOINT LIFE: 5.5%,

     of purchase payments.

   (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

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  12  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT
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REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

   (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

   - SINGLE LIFE: 6%;

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                 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   13
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   - JOINT LIFE: 5.5%,

  of the contract value on the step up date.

- The RALP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

   (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource(SM) - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; the covered person will be redetermined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource(SM) - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

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  14  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT
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   (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

   - SINGLE LIFE: covered person;

   - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource(SM) rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

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                 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   15

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

--------------------------------------------------------------------------------
  16  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The SecureSource(SM) rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or

   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

21) LANGUAGE IN THE ANNUITY PAYOUT PERIOD -- ANNUITY PAYOUT PLANS -- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDERS) IS REMOVED AND REPLACED WITH:

- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH A SECURESOURCE(SM) RIDER, THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource(SM) Riders", "Optional
  Benefits -- Guarantor Withdrawal Benefit for Life Rider(SM) or "Appendix H:
  Guarantor(SM) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

22) LANGUAGE IN THE FIRST PARAGRAPH OF THE TAXES -- NONQUALIFIED
    ANNUITIES -- WITHDRAWALS SECTION IS REMOVED AND REPLACED WITH:

WITHDRAWALS: If you withdraw part of your nonqualified contract before your annuity payouts begin, including withdrawals under a SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract.

23) LANGUAGE IN THE FIRST PARAGRAPH OF THE TAXES -- NONQUALIFIED
    ANNUITIES -- WITHHOLDING SECTION IS REMOVED AND REPLACED WITH:

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under a SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor Withdrawal Benefit(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

24) LANGUAGE IN THE FIRST PARAGRAPH OF THE TAXES -- QUALIFIED
    ANNUITIES -- WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS SECTION IS REMOVED AND REPLACED WITH:

WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under a SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) or the Guarantor(SM) Withdrawal Benefit rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
--------------------------------------------------------------------------------
                 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   17

25) LANGUAGE IN THE FIRST PARAGRAPH OF THE TAXES -- QUALIFIED
    ANNUITIES -- SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM)
    SECTION IS REMOVED AND REPLACED WITH:

SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), A SECURESOURCE(SM) RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM:)As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

26) LANGUAGE IN ITEM 1 UNDER APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES IS REMOVED AND REPLACED WITH:

1. First, in each contract year, we withdraw amounts totaling:

   - up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor(SM) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

   - up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

--------------------------------------------------------------------------------
  18  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT

27) THE FOLLOWING APPENDIX SECTIONS ARE ADDED:

APPENDIX K: EXAMPLE -- SECURESOURCE(SM) RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

                                                    HYPOTHETICAL
CONTRACT                                              ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                 PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                 PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                           0         5,000          92,000       100,000      95,000     7,000     2,000
 1                             0             0          90,000        90,000(1)   90,000(1)  6,300     6,300
 2                             0             0          81,000        90,000      90,000     6,300     6,300
 5                             0             0          75,000        90,000      90,000     6,300     6,300
 5.5                           0         5,400          70,000        90,000      84,600     6,300       900
 6                             0             0          69,000        90,000      84,600     6,300     6,300
 6.5                           0         6,300          62,000        90,000      78,300     6,300         0
 7                             0             0          64,000        90,000      78,300     6,300     6,300
 7.5                           0        10,000          51,000        51,000(4)   51,000(4)  3,570         0
 8                             0             0          55,000        55,000      55,000     3,850     3,850


CONTRACT                 LIFETIME WITHDRAWAL BENEFIT
DURATION                 ---------------------------
IN YEARS                  ALP           RALP
 At Issue                $  N/A        $  N/A
 0.5                        N/A           N/A
 1                          N/A           N/A
 2                          N/A           N/A
 5                        5,400(2)      5,400(2)
 5.5                      5,400             0
 6                        5,400         5,400
 6.5                      3,720(3)          0
 7                        3,840         3,840
 7.5                      3,060(4)          0
 8                        3,300         3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the Covered Person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

--------------------------------------------------------------------------------
                 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   19

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.

                                                     HYPOTHETICAL
CONTRACT                                               ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 1                              0             0         105,000       105,000     105,000     7,350     7,000(1)
 2                              0             0         110,000       110,000     110,000     7,700     7,000(1)
 3                              0             0         110,000       110,000     110,000     7,700     7,700(2)
 3.5                            0         6,600         110,000       110,000     103,400     7,700     1,100
 4                              0             0         115,000       115,000     115,000     8,050     8,050
 4.5                            0         8,050         116,000       115,000     106,950     8,050         0
 5                              0             0         120,000       120,000     120,000     8,400     8,400
 5.5                            0        10,000         122,000       120,000(4)  110,000(4)  8,400         0
 6                              0             0         125,000       125,000     125,000     8,750     8,750
 6.5                            0             0         110,000       125,000     125,000     8,750     8,750
 7                              0             0         105,000       125,000     125,000     8,750     8,750


CONTRACT                  LIFETIME WITHDRAWAL BENEFIT
DURATION                  ---------------------------
IN YEARS                   ALP           RALP
 At Issue                 $6,000        $6,000
 1                         6,300         6,000(1)
 2                         6,600         6,000(1)
 3                         6,600         6,600(2)
 3.5                       6,600             0
 4                         6,900         6,900
 4.5                       6,900(3)          0
 5                         7,200         7,200
 5.5                       7,200(4)          0
 6                         7,500         7,500
 6.5                       6,600(5)      6,600(5)
 7                         6,600         6,600

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.

--------------------------------------------------------------------------------
  20  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                                    HYPOTHETICAL
CONTRACT                                              ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                 PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                 PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                           0         5,000          92,000       100,000      95,000     7,000     2,000
 1                             0             0          90,000        90,000(1)   90,000(1)  6,300     6,300
 2                             0             0          81,000        90,000      90,000     6,300     6,300
 6                             0             0          75,000        90,000      90,000     6,300     6,300
 6.5                           0         4,950          70,000        90,000      85,050     6,300     1,350
 7                             0             0          69,000        90,000      85,050     6,300     6,300
 7.5                           0         6,300          62,000        90,000      78,750     6,300         0
 8                             0             0          64,000        90,000      78,750     6,300     6,300
 8.5                           0        10,000          51,000        51,000(4)   51,000(4)  3,570         0
 9                             0             0          55,000        55,000      55,000     3,850     3,850
 9.5                           0             0          54,000        55,000      55,000     3,850     3,850
 10                            0             0          52,000        55,000      55,000     3,850     3,850


CONTRACT                 LIFETIME WITHDRAWAL BENEFIT
DURATION                 ---------------------------
IN YEARS                  ALP           RALP
 At Issue                $  N/A        $  N/A
 0.5                        N/A           N/A
 1                          N/A           N/A
 2                          N/A           N/A
 6                        4,950(2)      4,950(2)
 6.5                      4,950             0
 7                        4,950         4,950
 7.5                      3,410(3)          0
 8                        3,520         3,520
 8.5                      2,805(4)          0
 9                        3,025         3,025
 9.5                      3,025         3,025
 10                       3,025         3,025

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.

--------------------------------------------------------------------------------
                 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   21

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                                     HYPOTHETICAL
                                                       ASSUMED               BASIC WITHDRAWAL BENEFIT
CONTRACT                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
DURATION                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 1                              0             0         105,000       105,000     105,000     7,350     7,000(1)
 2                              0             0         110,000       110,000     110,000     7,700     7,000(1)
 3                              0             0         110,000       110,000     110,000     7,700     7,700(2)
 3.5                            0         6,050         110,000       110,000     103,950     7,700     1,650
 4                              0             0         115,000       115,000     115,000     8,050     8,050
 4.5                            0         8,050         116,000       115,000     106,950     8,050         0
 5                              0             0         120,000       120,000     120,000     8,400     8,400
 5.5                            0        10,000         122,000       120,000(4)  110,000(4)  8,400         0
 6                              0             0         125,000       125,000     125,000     8,750     8,750
 6.5                            0             0         110,000       125,000     125,000     8,750     8,750
 7                              0             0         105,000       125,000     125,000     8,750     8,750


                          LIFETIME WITHDRAWAL BENEFIT
CONTRACT                  ---------------------------
DURATION                   ALP           RALP
 At issue                 $5,500        $5,500
 1                         5,775         5,500(1)
 2                         6,050         5,500(1)
 3                         6,050         6,050(2)
 3.5                       6,050             0
 4                         6,325         6,325
 4.5                       6,325(3)          0
 5                         6,600         6,600
 5.5                       6,600(4)          0
 6                         6,875         6,875
 6.5                       6,875         6,875
 7                         6,875         6,875

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.

--------------------------------------------------------------------------------
  22  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT

APPENDIX L: SECURESOURCE(SM) RIDERS -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under a SecureSource(SM) rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.

For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource(SM) rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1) determined by us each calendar year;

(2) based solely on the value of the contract to which the SecureSource(SM) rider is attached as of the date we make the determination;

(3) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

     1. an individual retirement annuity (Section 408(b));

     2. a Roth individual retirement account (Section 408A);

     3. a Simplified Employee Pension plan (Section 408(k));

     4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your SecureSource(SM) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

--------------------------------------------------------------------------------
                 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- SUPPLEMENT   23

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Account 2 filed electronically as Part B to Post-Effective Amendment No. 1 to Registration Statement No. 333-139764 on or about April 26,2007 is incorporated by reference.

PART C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource of New York Variable Annuity Account 2

               Report of Independent Registered Public Accounting Firm dated March 31, 2007
               Statements of Assets and Liabilities for the year ended Dec. 31, 2006
               Statements of Operations for the year ended Dec. 31, 2006 Statements of Changes in Net Assets for the two years ended
               Dec. 31, 2006
               Notes to Financial Statements

          RiverSource Life Insurance Co. of New York
               Report of Independent Registered Public Accounting Firm dated March 31, 2007
               Statements of Assets and Liabilities the two years ended
               Dec. 31, 2006
               Statements of Operations for the three years ended Dec. 31, 2006 Statements of Changes in Net Assets for the three years ended Dec. 31, 2006
               Notes to Financial Statements

     (b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically on or about April 28, 2006 as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No.333-101051 is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of merger and subsequent name changes, dated Aug. 29, 2006 filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed as Exhibit
     3. to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.1  Not applicable.

4.2  Not applicable.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5 Form of SEP-IRA contract (form 272252) filed electronically as Exhibit 4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6 Form of TSA-401 contract (form 272253) filed electronically as Exhibit 4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10 Form of Performance Credit rider (form 272258) filed electronically as
     Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11 Form of Deferred Annuity Contract (form 272877) filed electronically as
     Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872-NY) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 272873-NY) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874-NY) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865-NY) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866-NY) filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867-NY) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDPIN3) filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically as Exhibit 4.24 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.26 Form of Non-qualified Fixed and Variable Annuity contract (form 273954-NY) filed as Exhibit 4.26 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.27 Form of Contract Data Page to Nonqualified Fixed and Variable Annuity Contract (form 273954-NYDPINN) filed as Exhibit 4.27 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.28 Form of Contract Data Page to Fixed and Variable Annuity Contract (form 273954-NYDPEND) filed as Exhibit 4.28 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.29 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 273961-NY) filed as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.30 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 273962-NY) filed as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.31 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 273963-NY) filed as Exhibit 4.31 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.32 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (form 273959-NY) filed as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.33 Form of Annuity Endorsement - Tax Sheltered Annuity (form 274192-NY) filed as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.34 Form of Annuity Endorsement - 401(a) (form 274193-NY) filed as Exhibit 4.34 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.35 Form of Annuity Endorsement - Unisex Endorsement (form 273964-NY) filed as
     Exhibit 4.35 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.36 Form of Annuity Endorsement - IRA and SEP IRA (form 274190-NY) filed as
     Exhibit 4.36 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.37 Form of Annuity Endorsement - Roth IRA (form 274191-NY) filed as Exhibit
     4.37 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.38 Form of IRA 10 Day Return of Payment "Free Look" Sticker (form 271866-NY) filed as Exhibit 4.38 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.39 Form of Guarantor(SM) Withdrawal Benefit (form 273567-NYE) filed as Exhibit
     4.39 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on or about August 28, 2006 is incorporated by reference.

4.40 Form of Guarantor(SM) Withdrawal Benefit (form 272875-NYE) filed as Exhibit
     4.40 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on about August 28, 2006 is incorporated by reference.

4.41 Form of Fixed Account Limit Endorsement (form 272621) filed as Exhibit 4.41 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.42 Form of Data Page Maximum Payment Sticker (form 272622-D) filed as Exhibit
     4.42 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of Contract Data Pages (form 272877-NYDPE) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Contract Data Pages (form 272877NY-DPE2) filed as Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.45 Form of Deferred Annuity Contract (form 273954-NYZ) is filed electronically herein.

4.46 Form of Secure Source - Single Life rider (form 273959-SGNY) is filed electronically herein.

4.47 Form of Secure Source - Joint Life rider (form 273959-JTNY) is filed electronically herein.

5.1  Not applicable.

5.2 Form of Variable Annuity Application-Innovations (form 272254) filed electronically as Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4 Form of Variable Annuity Application-Innovations Select (273635-NY) filed electronically as Exhibit 5.4 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

5.5  Not applicable.

5.6 Form of Fixed and Variable Annuity Application-Innovations Select (form 273971-NY) filed as Exhibit 5.6 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.7 Form of Fixed and Variable Annuity Application-Endeavor Select (form 273973-NY) filed as Exhibit 5.7 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.8  Not applicable.

5.9 Form of Fixed and Variable Annuity Application - Endeavor Select (form 273640-NY) filed as Exhibit 5.59 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2  Not applicable.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, is filed electronically herewith.

8.4 Copy of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and American Centurion Life Assurance Company dated as of August 1, 2005 filed on or about April 28, 2006 as Exhibit 8.4 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.8 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.8 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

8.9 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically filed as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.12 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.13 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for RiverSource(R) Endeavor Select Variable Annuity filed electronically to Post-Effective Amendment No. 1 to Registration Statement No. 333-139764 on or about April 26, 2007 is incorporated herein by reference.

10.2 Consent of Independent Auditors for RiverSource(R) Innovations Select Variable Annuity filed electronically to Post-Effective Amendment No. 1 to Registration Statement No. 333-139764 on or about April 26, 2007 is incorporated herein by reference.

10.3 Consent of Independent Auditors for RiverSource(R) Innovations Variable Annuity filed electronically as Exhibit 10.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139764 on or about April 26, 2007 is incorporated herein by reference.

11.  None.

12.  Not applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 2, 2007 filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139764 on or about April 26, 2007 is incorporated herein by reference.

(MODULE)
(NAME) IDSLNY25
(CIK) 0000703704
(CCC) qkt@w4na
(/MODULE)

(MODULE)
(NAME) N4ITEM26
(CIK) 0000926266
(CCC) $3daimgs
(/MODULE)

Item 27. Number of Contract owners

     As of June 30, 2007, there were 1,412 nonqualified and qualified contracts of contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 29(a)

Ameriprise Financial Services, Inc., the principal underwriters during Registrant's last fiscal year, was paid the following commissions:

                            NET
                        UNDERWRITING
  NAME OF PRINCIPAL    DISCOUNTS AND    COMPENSATION    BROKERAGE
     UNDERWRITER        COMMISSIONS    ON REDEMPTION   COMMISSIONS   COMPENSATION
  -----------------    -------------   -------------   -----------   ------------
Ameriprise Financial    $14,651,291         None           None          None
   Services, Inc.

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Co. of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 2nd day of Aug. 2007.

                                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY
                                        ACCOUNT 2
                                        (Registrant)

                                        By RiverSource Life Insurance Co. of
                                           New York
                                        (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 2nd day of Aug. 2007.

SIGNATURE                               TITLE


/s/ Gumer C. Alvero*                    Director and Senior Vice President -
-------------------------------------   Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director, President and Chief Executive
-------------------------------------   Officer
Timothy V. Bechtold


/s/ Maureen A. Buckley*                 Director, Vice President, Chief
-------------------------------------   Operating Officer, Consumer Affairs
Maureen A. Buckley                      Officer, Claims Officer and Anti-Money
                                        Laundering Officer


/s/ Rodney P. Burwell*                  Director
-------------------------------------
Rodney P. Burwell


/s/ Robert R. Grew*                     Director
-------------------------------------
Robert R. Grew


/s/ Martin T. Griffin*                  Director
-------------------------------------
Martin T. Griffin


/s/ Ronald L. Guzior*                   Director
-------------------------------------
Ronald L. Guzior


/s/ Gregory C. Johnson*                 Director
-------------------------------------
Gregory C. Johnson


/s/ Jean B. Keffeler*                   Director
-------------------------------------
Jean B. Keffeler


/s/ Thomas R. McBurney*                 Director
-------------------------------------
Thomas R. McBurney


/s/ Jeryl A. Millner*                   Director
-------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                 Director
-------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart**                  Vice President and Controller
-------------------------------------
David K. Stewart


/s/ Michael R. Woodward*                Director
-------------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated Jan. 2, 2007, filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139764 is incorporated by reference., by:


By: /s/ Rodney J. Vessels
    ---------------------------------
    Rodney J. Vessels
    Assistant General Counsel

               CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 2
                      REGISTRATION STATEMENT NO. 333-139764

This Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectuses for:

          RiverSource(R) Endeavor Select Variable Annuity
          RiverSource(R) Innovations Select Variable Annuity
          RiverSource(R) Innovations Variable Annuity

     filed electronically as Part A to Post-Effective Amendment No. 1 to Registration Statement No. 333-139764 on or about April 26, 2007 are incorporated by reference.

     Supplements for:

          RiverSource(R) Endeavor Select Variable Annuity
          RiverSource(R) Innovations Select Variable Annuity

Part B.

     The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Account 2 filed electronically as Part B to Post-Effective Amendment No. 1 to Registration Statement No. 333-139764 on or about April 26, 2007 is incorporated by reference.

Part C.

     Other Information.
     The signatures.
     Exhibits

                                  EXHIBIT INDEX

4.45 Form of Deferred Annuity Contract (form 273954-NYZ)

4.46 Form of Secure Source - Single Life rider (form 273959-SGNY)

4.47 Form of Secure Source - Joint Life rider (form 273959-JTNY)

9.   Opinion of Counsel and Consent